Loans Receivable, Net - Impaired Loans by Classification Type (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 31,984,000	$ 33,183,000
Total impaired loans Recorded Investment	37,367,000	42,644,000
Unpaid Principal Balance	31,984,000	34,616,000
Total impaired loans Unpaid Principal Balance	38,945,000	44,941,000
Related Allowance	0	0
Average Recorded Investment	28,972,000	31,484,000
Interest Income Recognized	1,693,000	710,000
Recorded Investment	5,383,000	9,461,000
Unpaid Principal Balance	6,961,000	10,325,000
Related Allowance	1,514,000	1,929,000
Average Recorded Investment	9,543,000	11,610,000
Total Average Recorded Investment	38,515,000	43,094,000	79,300,000
Interest Income Recognized	273,000	149,000
Total impaired loans Interest Income Recognized	1,966,000	859,000	2,800,000
One-to-Four Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,501,000	3,216,000
Unpaid Principal Balance	3,501,000	3,216,000
Related Allowance	0	0
Average Recorded Investment	2,972,000	2,361,000
Interest Income Recognized	176,000	8,000
Recorded Investment	718,000	1,871,000
Unpaid Principal Balance	718,000	1,871,000
Related Allowance	51,000	597,000
Average Recorded Investment	1,434,000	2,501,000
Interest Income Recognized	44,000	9,000
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	757,000	641,000
Unpaid Principal Balance	757,000	641,000
Related Allowance	0	0
Average Recorded Investment	690,000	564,000
Interest Income Recognized	35,000	3,000
Average Recorded Investment		279,000
Junior Liens [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	37,000	79,000
Unpaid Principal Balance	37,000	79,000
Related Allowance	0	0
Average Recorded Investment	39,000	239,000
Interest Income Recognized	2,000	1,000
Average Recorded Investment		113,000
Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,021,000
Unpaid Principal Balance	3,021,000
Related Allowance	0	0
Average Recorded Investment	1,342,000	990,000
Interest Income Recognized	190,000
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		175,000
Unpaid Principal Balance		175,000
Related Allowance	0	0
Average Recorded Investment	29,000	1,072,000
Interest Income Recognized		5,000
Average Recorded Investment		1,385,000
Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,740,000	10,882,000
Unpaid Principal Balance	7,740,000	12,315,000
Related Allowance	0	0
Average Recorded Investment	8,978,000	10,668,000
Interest Income Recognized	339,000	186,000
Recorded Investment	3,224,000	3,848,000
Unpaid Principal Balance	4,737,000	3,848,000
Related Allowance	663,000	771,000
Average Recorded Investment	3,418,000	2,741,000
Interest Income Recognized	160,000	29,000
Non-Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,057,000	10,775,000
Unpaid Principal Balance	12,057,000	10,775,000
Related Allowance	0	0
Average Recorded Investment	8,672,000	6,196,000
Interest Income Recognized	669,000	263,000
Recorded Investment	1,193,000	3,358,000
Unpaid Principal Balance	1,258,000	4,222,000
Related Allowance	738,000	465,000
Average Recorded Investment	3,617,000	2,243,000
Interest Income Recognized	69,000	111,000
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,237,000	5,346,000
Unpaid Principal Balance	2,237,000	5,346,000
Related Allowance	0	0
Average Recorded Investment	3,968,000	6,955,000
Interest Income Recognized	125,000	149,000
Average Recorded Investment	619,000	1,601,000
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	51,000	56,000
Unpaid Principal Balance	51,000	56,000
Related Allowance	0	0
Average Recorded Investment	36,000	48,000
Interest Income Recognized	3,000
Recorded Investment	248,000	384,000
Unpaid Principal Balance	248,000	384,000
Related Allowance	62,000	96,000
Average Recorded Investment	355,000	401,000
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,583,000	2,013,000
Unpaid Principal Balance	2,583,000	2,013,000
Related Allowance	0	0
Average Recorded Investment	2,246,000	2,391,000
Interest Income Recognized	154,000	95,000
Average Recorded Investment	$ 100,000	$ 346,000